OTHER EXPENSES - Other expenses line item in consolidated statements of income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OTHER EXPENSES
Loss on disposal of property, plant and mine development (Note 9)	$ 37,669	$ 26,759
Interest income	(18,174)	(7,959)
Acquisition costs (Note 5)		21,503
Environmental remediation	14,719	2,712
Other	50,254	23,254
Total other expenses	$ 84,468	$ 66,269